Divestiture of Orthobiologics Business - Assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of the major classes of assets included in held for sale:
Total current assets	$ 9,496	$ 10,073
Total non-current assets	2,508	986
Carrying amounts of the major classes of liabilities included in held for sale:
Total current liabilities	4,929	4,476
Orthobiologics Business | Discontinued Operations, Held-for-sale
Carrying amounts of the major classes of assets included in held for sale:
Accounts receivable, net	3,056	2,638
Inventory	5,812	6,768
Prepaid expenses and other current assets	628	667
Total current assets	9,496	10,073
Property and equipment, net	1,158	986
Operating lease right-of-use assets and other	1,350
Total non-current assets	2,508	986
Total assets held for sale	12,004	11,059
Carrying amounts of the major classes of liabilities included in held for sale:
Accounts payable	954	971
Accrued expenses and other current liabilities	1,273	1,383
Payables to tissue suppliers	2,252	2,122
Current operating lease liabilities	450
Total current liabilities	4,929	4,476
Long-term operating lease liabilities	956
Total liabilities held for sale	$ 5,885	$ 4,476